Location and Amounts of Gains or Losses Related to Derivatives (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value	$ 1	$ 1	$ 6	$ 11
Other Income Expense Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value		1	(6)	11
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of net loss remaining in OCI at de-designation			(2)	(3)
Settlements			$ (8)	$ (14)